May-13-03 01:25pm From- T-813 P.002/003 F-976

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03056156

CERTNYS

1-10233

NYSE

RECD S.E.C.
MAY 13 2003

RECD S.E.C.
MAY 13 2003

PROCESSED
MAY 14 2003
THOMSON FINANCIAL

May 13, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MAGNETEK, INC., Rights to Purchase Series A Junior Participating Cumulative Preferred Stock, par value $1.00 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 13, 2003.

Sincerely,

Paras Madho